Employee benefits, Changes in pension plan, seniority premium and termination of employment plan (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in pension plan [Abstract]
Balance at beginning of period	$ 84,652	$ 102,375
Cost for the period	10,949	23,331
Interest income	(44)	(101)
Contributions to the plan	(5,647)	(8,171)
Benefits paid on pension plan	(4,028)	(919)
Miscellaneous	(39)	(741)
Actuarial gain or losses	(8,453)	(31,122)
Balance at end of period	$ 77,390	$ 84,652